Cash flow information	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash flow information
37 Cash flow information

(i)    Debt reconciliation

			Debt securities (i)
	Borrowings	Lease liabilities	Debentures and Notes	Bonds	Total

Total debt as of January 1, 2023	1,865,880	285,638	2,596,519	3,911,383	8,659,420
Acquisitions/Issuance	2,252,550	116,774	373,481	—	2,742,805
Business combination (Note 5(ii))	978	19,802	—	—	20,780
Payments/repurchase	(1,833,937)	(132,737)	(527,687)	(62,342)	(2,556,703)
Write-offs	—	(675)	—	—	(675)
Net foreign exchange differences	(147,802)	(6,967)	—	(319,952)	(474,721)
Interest accrued	61,753	22,927	392,857	134,148	611,685
Interest paid	—	—	(28,396)	(116,670)	(145,066)
Total debt as of December 31, 2023	2,199,422	304,762	2,806,774	3,546,567	8,857,525

Total debt as of January 1, 2024	2,199,422	304,762	2,806,774	3,546,567	8,857,525
Acquisitions/Issuance	1,666,432	157,750	—	2,787,575	4,611,757
Payments/repurchase	(2,255,259)	(125,966)	(1,170,612)	(1,628,342)	(5,180,179)
Cancellation/expiration	—	(65,050)	—	—	(65,050)
Net foreign exchange differences	66,632	20,716	—	1,117,579	1,204,927
Interest accrued	91,881	19,135	271,451	204,510	586,977
Interest paid	(102,676)	—	(32,738)	(213,939)	(349,353)
Total debt as of December 31, 2024	1,666,432	311,347	1,874,875	5,813,950	9,666,604

Total debt as of January 1, 2025	1,666,432	311,347	1,874,875	5,813,950	9,666,604
Acquisitions/Issuance	2,626,479	136,547	—	—	2,763,026
Payments/repurchase	(3,768,173)	(123,150)	(1,266,496)	—	(5,157,819)
Cancellation/expiration	—	(19,008)	—	—	(19,008)
Net foreign exchange differences	(311,426)	(9,055)	—	(666,650)	(987,131)
Interest accrued	104,790	14,736	66,313	266,737	452,576
Interest paid	(80,208)	—	(23,717)	(263,407)	(367,332)
Total debt as of December 31, 2025	237,894	311,417	650,975	5,150,630	6,350,916

(i) Debt securities include debentures measured at FVPL presented in Note 7(e) and does not include fair value adjustments of (i) Debentures, totaling R$ 3,840 (R$(200,648) - 2024) and (ii) Bonds, totaling R$ (113,541) (R$ (300,209) - 2024).

(ii)    Cash reconciliation for investing and financing activities
During the year ended December 31, 2024, the Group paid R$895,287, out of which R$225,766 refers to acquisitions concluded during this period, in connection with the minority stake acquisitions disclosed in Note 5(ii)(a). The Group also paid R$498,576 of contingent consideration liabilities, due to the achievement of the triggers provided for in the shareholders' agreement with one of its associates.
During the year ended December 31, 2025, the Group paid R$ 325,502 in connection with the minority stake acquisitions disclosed in note 2(ii)(a). The Group also paid a total amount of R$ 119,182 in contingent consideration arrangements, due to the achievement of the triggers provided for in the shareholders’ agreement with its associates.
(iii)    Non-cash reconciliation for investing and financing activities
During the year ended December 31, 2024, the Group concluded the minority stake acquisitions disclosed in Note 5 (ii)(a). From the total consideration of these transactions, (i) R$106,412 was settled through the private issuance of XP Inc. Class A shares (see note 24(a)), (ii) R$20,000 was recorded through contingent consideration (Note 19(b)) and (iii) there was a remaining amount of R$62,325 to be paid during 2025 (including monetary correction on this amount).
During the year ended December 31, 2024, the Group acquired a new borrowing in the total amount of R$1,666,432 (note 18). This amount was disbursed by the counterparty on January 6, 2025.
During the year ended December 31, 2025, the Group sold property and equipment assets in a total amount of R$132,003, which is payable in 10 years, indexed to CDI. The amount was recorded through ‘Accounts receivable’.